Additional Information on Consolidated Loss (Tables)	12 Months Ended
Mar. 31, 2020
Profit (loss) [abstract]
Schedule Of Additional Information On Consolidated Income Loss Explanatory
The following table provides additional information on the consolidated loss:

	March 31,
As at	2020	2019	2018
	$	$	$
Revenue – contingent rental (a)	1,532	1,814	1,319
Employee compensation costs	194,678	129,521	85,368
Tax credits	(4,815)	(3,650)	(4,017)
Selling expenses	44,084	20,527	9,168
General and administrative expenses	32,698	32,088	22,235
Depreciation of property and equipment	1,278	980	870
Depreciation of right-of-use assets	2,090	—	—

(a)The Company acts as a lessor in operating leases related to the use of premises to a shareholder exercising significant influence